Equity Incentive Plans - Summary of Share-based Payment Arrangement, Expensed and Capitalized, Amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total stock-based compensation expense	$ 220,058	$ 16,880
Research and Development Expense [Member]
Total stock-based compensation expense	206,879	14,082
General and Administrative Expense [Member]
Total stock-based compensation expense	$ 13,179	$ 2,798